Components of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 3,112	$ 2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107
Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	0	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774
Net deferred tax assets	$ 2,811	$ 2,333